Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loss Contingencies [Line Items]
Operating Leases, Rent Expense	$ 1,000,000	$ 100,000	$ 0
Rent
2015	12,999,000
2016	11,710,000
2017	11,000,000
2018	11,203,000
2019	11,454,000
Thereafter	108,528,000
Total	$ 166,894,000
United Kingdom | Norrington
Loss Contingencies [Line Items]
Solar energy generation system capacity (in megawatts)	11.2